Income taxes - Components of Net Deferred Tax Liability (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Depreciation and amortization	$ 2,063	$ 2,149
Pension obligation	374	451
Other liabilities	145	260
Renewable energy investment	205	238
Securities valuation	(31)
Securities valuation		81
Equity investments	57	58
Leasing	(25)	(2)
Other assets	(31)	(36)
Credit losses on loans	(70)	(61)
Reserves not deducted for tax	(154)	(126)
Tax credit carryforward	(224)	0
Employee benefits	(253)	(281)
U.S. foreign tax credits	(100)	(83)
Valuation allowance	100	83
Net deferred tax liability	$ 2,056	$ 2,731